OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [text block] [Abstract]
Disclosure of other provisions [text block]
The Group	Provisions for financial commitments and guarantees £m	Payment protection insurance £m	Other regulatory provisions £m	Vacant leasehold property £m	Other £m	Total £m
At 31 December 2017	30	2,775	1,084	56	1,364	5,309
Adjustment on adoption of IFRS 9 (note 50)	243					243
Balance at 1 January 2018	273					5,552
Exchange and other adjustments	(11)	130	–	–	33	152
Provisions applied	–	(2,099)	(938)	(44)	(617)	(3,698)
Charge for the year	(72)	1,395	561	50	85	2,019
At 31 December 2018	190	2,201	707	62	865	4,025
The Bank	Provisions for financial commitments and guarantees £m	Payment protection insurance £m	Other regulatory provisions £m	Vacant leasehold property £m	Other £m	Total £m
At 31 December 2017	18	1,348	242	34	951	2,593
Adjustment on adoption of IFRS 9 (note 50)	106					106
At 1 January 2018	124					2,699
Exchange and other adjustments	(2)	–	2	–	99	99
Provisions applied	–	(1,057)	(302)	(14)	(523)	(1,896)
Charge for the year	(46)	628	311	17	107	1,017
At 31 December 2018	76	919	253	37	634	1,919